Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contracts with Customers [Abstract]
Source of Non-Interest Income	The following table presents the Company’s sources of Non-Interest Income for the years ended December 31, 2021 2020 and 2019. Items outside the scope of ASC 606 are noted as such.

(dollars in thousands)	December 31,
	2021	2020	2019
Non-interest income
Service Charges on Deposits
Overdraft fees	$2,660	2,665	3,571
Other	1,940	1,629	459
Interchange Income	5,281	4,199	4,065
Net gain on securities transactions (a)	–	1,155	–
Wealth management fees	7,358	6,279	6,387
Other (a)	698	1,243	4,109

Total non-interest income	$17,937	17,170	18,591

(a)	Not within the scope of ASC 606.